UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	09/30

Date of reporting period:	3/31/2017

ITEM 1.	REPORT TO STOCKHOLDERS

March 31, 2017

Semiannual Report
to Shareholders

Deutsche Core Equity Fund

Contents

3 Letter to Shareholders

5 Performance Summary

8 Portfolio Management Team

9 Portfolio Summary

11 Investment Portfolio

17 Statement of Assets and Liabilities

19 Statement of Operations

20 Statements of Changes in Net Assets

21 Financial Highlights

27 Notes to Financial Statements

37 Information About Your Fund's Expenses

39 Advisory Agreement Board Considerations and Fee Evaluation

43 Account Management Resources

45 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The fund may lend securities to approved institutions. Portfolio management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. Stocks may decline in value. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

America’s economic expansion, now in its eighth year, continues. Much of the damage from the Great Recession appears to have been repaired, and growth, while not spectacular, has been sufficient to support a stronger labor market.

How long can this last? Our economists generally expect the economy to continue performing well this year. The labor markets should firm a bit further, and underlying inflation is edging closer to target.

Against this backdrop, the U.S. stock markets have set a series of record highs — thanks, in part, to expectations for a boost from Washington. The challenge is that the new administration is still finding its footing. So, while some combination of tax cuts, regulatory reforms, and spending increases in infrastructure and defense seems likely, the timing of implementation is unclear. It remains to be seen how the President’s legislative agenda will translate into tangible results after running the gauntlet of political procedure and bargaining.

We invite you to stay abreast of that process — and our economists’ take on the impact for the markets and investors — by visiting deutschefunds.com. The "Insights" section of our Web site offers up-to-date views on the global and domestic economies and the implications for each asset class.

Thank you, as always, for allowing us to serve your investment needs.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Performance Summary March 31, 2017 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/17
Unadjusted for Sales Charge	9.53%	17.40%	13.38%	7.19%
Adjusted for the Maximum Sales Charge (max 5.75% load)	3.23%	10.65%	12.05%	6.56%
Russell 1000® Index†	10.09%	17.43%	13.26%	7.58%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/17
Unadjusted for Sales Charge	9.09%	16.44%	12.51%	6.37%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	8.09%	16.44%	12.51%	6.37%
Russell 1000® Index†	10.09%	17.43%	13.26%	7.58%
Class R	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/17
No Sales Charges	9.33%	16.89%	12.84%	6.80%
Russell 1000® Index†	10.09%	17.43%	13.26%	7.58%
Class R6		6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 3/31/17
No Sales Charges		9.73%	17.80%	8.98%
Russell 1000® Index†		10.09%	17.43%	8.81%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/17
No Sales Charges	9.69%	17.71%	13.73%	7.55%
Russell 1000® Index†	10.09%	17.43%	13.26%	7.58%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/17
No Sales Charges	9.69%	17.72%	13.80%	7.66%
Russell 1000® Index†	10.09%	17.43%	13.26%	7.58%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2017 are 0.88%, 1.64%, 1.26%, 0.50%, 0.58% and 0.56% for Class A, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class R shares for the period prior to its inception on May 1, 2012 are derived from the historical performance of Class A shares of the Deutsche Core Equity Fund during such periods and have been adjusted to reflect the higher total annual operating expenses. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche Core Equity Fund — Class A ■ Russell 1000 Index†

Yearly periods ended March 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* Class R6 shares commenced operations on August 25, 2014.

† The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Net Asset Value
3/31/17	$ 24.96	$ 23.93	$ 25.19	$ 25.23	$ 25.21	$ 25.25
9/30/16	$ 24.21	$ 23.27	$ 24.42	$ 24.46	$ 24.44	$ 24.48
Distribution Information as of 3/31/17
Income Dividends, Six Months	$ .14	$ .04	$ .09	$ .19	$ .18	$ .18
Capital Gain Distributions, Six Months	$ 1.37	$ 1.37	$ 1.37	$ 1.37	$ 1.37	$ 1.37

Portfolio Management Team

Pankaj Bhatnagar, PhD, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset Management in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.

— Portfolio Manager for the Quantitative Group: New York.

— Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.

Arno V. Puskar, Director

Portfolio Manager of the fund. Began managing the fund in 2016.

— Joined Deutsche Asset Management in 1987.

— Portfolio Manager for US Equities and Quantitative Analyst: Boston, MA.

— BS in Industrial Engineering from Lehigh University; MBA from Pepperdine University.

Di Kumble, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2016.

— Joined Deutsche Asset Management in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.

— Senior Portfolio Manager, Head of Tax Managed Equities: New York.

— PhD in Chemistry, Princeton University.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at March 31, 2017 (27.3% of Net Assets)
1. Apple, Inc. Designs, manufactures and markets personal computers and mobile communication devices	4.1%
2. JPMorgan Chase & Co. Provider of global financial services	3.6%
3. Microsoft Corp. Develops, manufactures, licenses, sells and supports software products	3.6%
4. Alphabet, Inc. Holding company with subsidiaries that provide Web-based search, maps, hardware products and various software applications	3.1%
5. Visa, Inc. Operates a retail electronic payments network and manages global financial services	2.7%
6. Citigroup, Inc. Diversified financial services holding company	2.3%
7. Ameriprise Financial, Inc. Financial planning and services firm	2.1%
8. Sysco Corp. Distributes food and related products to food service industry	2.0%
9. Amazon.com, Inc. Online retailer that offers a wide range of products	1.9%
10. Digital Realty Trust, Inc. Owner and manager of technology-related real estate in the United States and England	1.9%

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund's investment portfolio, see page 11. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 43 for contact information.

Investment Portfolio as of March 31, 2017 (Unaudited)

	Shares	Value ($)

Common Stocks 99.1%
Consumer Discretionary 11.5%
Auto Components 0.6%
BorgWarner, Inc.	510,468	21,332,458
Automobiles 0.5%
Ferrari NV	204,365	15,196,581
Hotels, Restaurants & Leisure 1.2%
Brinker International, Inc. (a)	586,050	25,762,758
Las Vegas Sands Corp.	280,085	15,984,451
		41,747,209
Household Durables 0.5%
Newell Brands, Inc.	345,198	16,282,990
Internet & Direct Marketing Retail 1.9%
Amazon.com, Inc.*	70,754	62,726,251
Media 3.1%
Comcast Corp. "A"	969,570	36,446,136
Omnicom Group, Inc.	95,498	8,232,883
Time Warner, Inc.	389,742	38,081,691
Walt Disney Co.	191,557	21,720,648
		104,481,358
Specialty Retail 2.2%
Advance Auto Parts, Inc.	239,232	35,468,536
Home Depot, Inc.	92,088	13,521,281
L Brands, Inc.	504,239	23,749,657
		72,739,474
Textiles, Apparel & Luxury Goods 1.5%
NIKE, Inc. "B"	596,072	33,219,093
VF Corp.	277,925	15,277,537
		48,496,630
Consumer Staples 8.1%
Beverages 1.6%
PepsiCo, Inc.	475,091	53,143,679
Food & Staples Retailing 3.6%
Sysco Corp.	1,260,960	65,469,044
Wal-Mart Stores, Inc.	434,202	31,297,280
Walgreens Boots Alliance, Inc.	304,443	25,283,991
		122,050,315
Food Products 2.6%
Conagra Brands, Inc.	688,143	27,759,689
Pinnacle Foods, Inc.	488,711	28,281,705
The JM Smucker Co.	231,409	30,333,092
		86,374,486
Personal Products 0.3%
Coty, Inc. "A"	276,520	5,013,307
Estee Lauder Companies, Inc. "A"	62,063	5,262,322
		10,275,629
Energy 7.1%
Oil, Gas & Consumable Fuels
Antero Resources Corp.*	854,730	19,496,391
Chevron Corp.	323,170	34,698,763
Concho Resources, Inc.*	209,671	26,909,176
EOG Resources, Inc.	298,981	29,165,597
EQT Corp.	627,031	38,311,594
Occidental Petroleum Corp.	304,409	19,287,354
Parsley Energy, Inc. "A"*	543,801	17,678,971
Pioneer Natural Resources Co.	278,391	51,844,756
		237,392,602
Financials 15.3%
Banks 7.7%
Citigroup, Inc.	1,260,975	75,431,524
JPMorgan Chase & Co.	1,367,951	120,160,816
U.S. Bancorp.	1,212,345	62,435,768
		258,028,108
Capital Markets 4.8%
Ameriprise Financial, Inc.	550,356	71,370,166
Lazard Ltd. "A"	593,864	27,311,805
Northern Trust Corp.	494,699	42,831,039
S&P Global, Inc.	129,602	16,944,166
		158,457,176
Insurance 2.8%
Chubb Ltd.	297,932	40,593,235
MetLife, Inc.	985,375	52,047,508
		92,640,743
Health Care 12.7%
Biotechnology 2.6%
Celgene Corp.*	74,549	9,276,132
Gilead Sciences, Inc.	726,765	49,361,879
Shire PLC (ADR)	162,215	28,262,719
		86,900,730
Health Care Equipment & Supplies 1.9%
Becton, Dickinson & Co.	304,277	55,816,573
Boston Scientific Corp.*	288,311	7,170,294
		62,986,867
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	99,949	8,150,841
Cigna Corp.	192,016	28,128,424
McKesson Corp.	109,853	16,286,806
		52,566,071
Life Sciences Tools & Services 1.9%
Patheon NV*	328,399	8,650,029
Thermo Fisher Scientific, Inc.	355,693	54,634,445
		63,284,474
Pharmaceuticals 4.7%
Allergan PLC	164,168	39,223,019
Bristol-Myers Squibb Co.	334,438	18,186,739
Merck & Co., Inc.	587,608	37,336,612
Pfizer, Inc.	1,819,077	62,230,624
		156,976,994
Industrials 11.1%
Aerospace & Defense 1.8%
Boeing Co.	342,692	60,608,507
Electrical Equipment 2.2%
AMETEK, Inc.	923,948	49,967,108
Regal Beloit Corp.	303,105	22,929,893
		72,897,001
Industrial Conglomerates 3.7%
General Electric Co.	1,258,704	37,509,379
Honeywell International, Inc.	265,515	33,154,858
Roper Technologies, Inc.	255,916	52,844,095
		123,508,332
Machinery 1.7%
Ingersoll-Rand PLC	304,211	24,738,439
Parker-Hannifin Corp.	201,888	32,366,684
		57,105,123
Road & Rail 1.7%
Norfolk Southern Corp.	488,639	54,712,909
Information Technology 21.2%
Communications Equipment 1.2%
Cisco Systems, Inc.	1,218,875	41,197,975
Internet Software & Services 3.3%
Alphabet, Inc. "A"*	66,348	56,249,834
Alphabet, Inc. "C"*	57,992	48,107,844
Pandora Media, Inc.* (a)	622,339	7,349,824
		111,707,502
IT Services 4.2%
Cognizant Technology Solutions Corp. "A"*	355,457	21,156,801
Fidelity National Information Services, Inc.	349,100	27,795,342
Visa, Inc. "A"	1,021,508	90,781,416
		139,733,559
Semiconductors & Semiconductor Equipment 4.7%
Analog Devices, Inc.	187,187	15,339,975
Broadcom Ltd.	67,377	14,752,868
Intel Corp.	662,401	23,892,804
NVIDIA Corp.	404,771	44,091,705
Texas Instruments, Inc.	325,120	26,191,667
Xilinx, Inc.	565,386	32,730,195
		156,999,214
Software 3.6%
Microsoft Corp.	1,816,326	119,623,230
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	965,084	138,643,967
Materials 3.4%
Chemicals 1.5%
AdvanSix, Inc.*	10,700	292,324
Albemarle Corp.	312,550	33,017,782
Ecolab, Inc.	142,523	17,863,833
		51,173,939
Construction Materials 0.9%
Vulcan Materials Co.	232,752	28,041,961
Containers & Packaging 0.3%
Sealed Air Corp.	257,806	11,235,185
Metals & Mining 0.7%
Steel Dynamics, Inc.	683,797	23,768,784
Real Estate 3.5%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	588,682	62,629,878
Kimco Realty Corp.	802,767	17,733,123
Prologis, Inc.	549,417	28,503,754
STORE Capital Corp.	361,129	8,623,761
		117,490,516
Telecommunication Services 2.2%
Diversified Telecommunication Services 0.5%
Frontier Communications Corp. (a)	7,977,179	17,071,163
Wireless Telecommunication Services 1.7%
T-Mobile U.S., Inc.*	887,849	57,346,167
Utilities 3.0%
Electric Utilities 0.9%
NextEra Energy, Inc.	242,073	31,074,911
Multi-Utilities 0.6%
CenterPoint Energy, Inc.	351,839	9,700,201
MDU Resources Group, Inc.	386,088	10,567,229
		20,267,430
Water Utilities 1.5%
American Water Works Co., Inc.	614,464	47,786,865
Total Common Stocks (Cost $2,534,369,820)		3,306,075,065

Securities Lending Collateral 1.3%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.63% (b) (c) (Cost $42,076,684)	42,076,684	42,076,684

Cash Equivalents 0.8%
Deutsche Central Cash Management Government Fund, 0.74% (b) (Cost $28,090,328)	28,090,328	28,090,328

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,604,536,832)†	101.2	3,376,242,077
Other Assets and Liabilities, Net	(1.2)	(40,770,823)
Net Assets	100.0	3,335,471,254

* Non-income producing security.

† The cost for federal income tax purposes was $2,607,295,163. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $768,946,914. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $841,380,835 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $72,433,921.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2017 amounted to $40,684,792, which is 1.2% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (d)	$ 3,306,075,065	$ —	$ —	$ 3,306,075,065
Short-Term Investments (d)	70,167,012	—	—	70,167,012
Total	$ 3,376,242,077	$	$ —	$ 3,376,242,077

There have been no transfers between fair value measurement levels during the period ended March 31, 2017.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of March 31, 2017 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $2,534,369,820) — including $40,684,792 of securities loaned	$ 3,306,075,065
Investment in Deutsche Government & Agency Securities Portfolio (cost $42,076,684)*	42,076,684
Investment in Deutsche Central Cash Management Government Fund (cost $28,090,328)	28,090,328
Total investments in securities, at value (cost $2,604,536,832)	3,376,242,077
Cash	10,000
Receivable for Fund shares sold	41,096,516
Dividends receivable	2,860,924
Interest receivable	53,312
Other assets	97,042
Total assets	3,420,359,871
Liabilities
Payable upon return of securities loaned	42,076,684
Payable for Fund shares redeemed	40,151,312
Accrued management fee	1,009,594
Accrued Trustees' fees	1,292
Other accrued expenses and payables	1,649,735
Total liabilities	84,888,617
Net assets, at value	$ 3,335,471,254
Net Assets Consist of
Undistributed net investment income	14,670,708
Net unrealized appreciation (depreciation) on investments	771,705,245
Accumulated net realized gain (loss)	62,268,728
Paid-in capital	2,486,826,573
Net assets, at value	$ 3,335,471,254

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of March 31, 2017 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($327,283,119 ÷ 13,111,839 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 24.96
Maximum offering price per share (100 ÷ 94.25 of $24.96)	$ 26.48

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($41,103,299 ÷ 1,717,353 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 23.93
Class R Net Asset Value, offering and redemption price per share ($1,165,761 ÷ 46,282 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 25.19
Class R6 Net Asset Value, offering and redemption price per share ($4,811,036 ÷ 190,655 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 25.23
Class S Net Asset Value, offering and redemption price per share ($2,896,189,715 ÷ 114,893,928 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 25.21
Institutional Class Net Asset Value, offering and redemption price per share ($64,918,324 ÷ 2,570,823 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 25.25

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended March 31, 2017 (Unaudited)
Investment Income
Investments: Dividends (net of foreign taxes withheld of $18,506)	$ 33,353,672
Securities lending income, net of borrower rebates	94,881
Income distributions — in Deutsche Central Cash Management Government Fund	76,807
Other income	60,561
Total income	33,585,921
Expenses: Management fee	5,780,702
Administration fee	1,630,400
Services to shareholders	1,782,216
Distribution and service fees	592,494
Custodian fee	14,900
Professional fees	69,497
Reports to shareholders	78,583
Registration fees	51,397
Trustees' fees and expenses	70,609
Other	88,703
Total expenses	10,159,501
Net investment income	23,426,420
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	162,854,275
Change in net unrealized appreciation (depreciation) on investments	115,092,896
Net gain (loss)	277,947,171
Net increase (decrease) in net assets resulting from operations	$ 301,373,591

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Operations: Net investment income (loss)	$ 23,426,420	$ 35,530,970
Net realized gain (loss)	162,854,275	77,879,303
Change in net unrealized appreciation (depreciation)	115,092,896	274,264,152
Net increase (decrease) in net assets resulting from operations	301,373,591	387,674,425
Distributions to shareholders from: Net investment income: Class A	(1,796,169)	(2,539,689)
Class C	(68,493)	(21,715)
Class R	(4,069)	(4,803)
Class R6	(32,934)	(37,012)
Class S	(19,942,093)	(28,884,689)
Institutional Class	(490,674)	(780,098)
Net realized gains: Class A	(17,708,391)	(24,706,225)
Class B	—	(10,657)*
Class C	(2,251,796)	(2,958,998)
Class R	(59,864)	(52,428)
Class R6	(224,350)	(201,689)
Class S	(151,508,007)	(202,778,793)
Institutional Class	(3,849,695)	(5,301,356)
Total distributions	(197,936,535)	(268,278,152)
Fund share transactions: Proceeds from shares sold	121,631,040	194,237,728
Reinvestment of distributions	185,951,857	251,491,837
Payments for shares redeemed	(286,953,101)	(433,890,998)
Net increase (decrease) in net assets from Fund share transactions	20,629,796	11,838,567
Increase (decrease) in net assets	124,066,852	131,234,840
Net assets at beginning of period	3,211,404,402	3,080,169,562
Net assets at end of period (including undistributed net investment income of $14,670,708 and $13,578,720, respectively)	$ 3,335,471,254	$ 3,211,404,402

* For the period from October 1, 2015 to February 10, 2016 (see Note A).

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 3/31/17 (Unaudited)	Years Ended September 30,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 24.21	$ 23.35	$ 24.56	$ 22.12	$ 17.87	$ 14.43
Income (loss) from investment operations: Net investment income (loss)[a]	.15	.20	.19	.10	.30	.17
Net realized and unrealized gain (loss)	2.11	2.66	.19	3.97	4.27	3.45
Total from investment operations	2.26	2.86	.38	4.07	4.57	3.62
Less distributions from: Net investment income	(.14)	(.18)	(.12)	(.11)	(.32)	(.18)
Net realized gains	(1.37)	(1.82)	(1.47)	(1.52)	—	—
Total distributions	(1.51)	(2.00)	(1.59)	(1.63)	(.32)	(.18)
Net asset value, end of period	$ 24.96	$ 24.21	$ 23.35	$ 24.56	$ 22.12	$ 17.87
Total Return (%)[b]	9.53**	12.75	1.67	19.18	25.81	25.18
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	327	325	315	326	299	262
Ratio of expenses (%)	.87*	.88	.87	.89	.91	.93
Ratio of net investment income (loss) (%)	1.19*	.87	.76	.42	1.52	1.02
Portfolio turnover rate (%)	23**	27	38	44	282	302
[a] Based on average shares outstanding during the period. [b] Total return does not reflect the effect of any sales charges. * Annualized ** Not annualized

Class C	Six Months Ended 3/31/17 (Unaudited)	Years Ended September 30,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 23.27	$ 22.52	$ 23.80	$ 21.55	$ 17.40	$ 14.06
Income (loss) from investment operations: Net investment income (loss)[a]	.05	.03	.00***	(.08)	.14	.04
Net realized and unrealized gain (loss)	2.02	2.55	.19	3.85	4.16	3.36
Total from investment operations	2.07	2.58	.19	3.77	4.30	3.40
Less distributions from: Net investment income	(.04)	(.01)	—	—	(.15)	(.06)
Net realized gains	(1.37)	(1.82)	(1.47)	(1.52)	—	—
Total distributions	(1.41)	(1.83)	(1.47)	(1.52)	(.15)	(.06)
Net asset value, end of period	$ 23.93	$ 23.27	$ 22.52	$ 23.80	$ 21.55	$ 17.40
Total Return (%)[b]	9.09**	11.88	.91	18.22	24.90	24.21
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	41	40	32	28	25	21
Ratio of expenses (%)	1.63*	1.64	1.64	1.66	1.69	1.70
Ratio of net investment income (loss) (%)	.42*	.11	.00***	(.35)	.73	.26
Portfolio turnover rate (%)	23**	27	38	44	282	302
[a] Based on average shares outstanding during the period. [b] Total return does not reflect the effect of any sales charges. * Annualized ** Not annualized *** Amount is less than $.005.

Class R	Six Months Ended 3/31/17 (Unaudited)	Years Ended September 30,				Period Ended 9/30/12[a]
		2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 24.42	$ 23.57	$ 24.76	$ 22.31	$ 18.02	$ 17.94
Income (loss) from investment operations: Net investment income (loss)[b]	.10	.12	.16	(.03)	.16	.04
Net realized and unrealized gain (loss)	2.13	2.68	.12	4.00	4.30	.06
Total from investment operations	2.23	2.80	.28	3.97	4.46	.10
Less distributions from: Net investment income	(.09)	(.13)	(.00)***	—	(.17)	(.02)
Net realized gains	(1.37)	(1.82)	(1.47)	(1.52)	—	—
Total distributions	(1.46)	(1.95)	(1.47)	(1.52)	(.17)	(.02)
Net asset value, end of period	$ 25.19	$ 24.42	$ 23.57	$ 24.76	$ 22.31	$ 18.02
Total Return (%)	9.33**	12.34	1.27[c]	18.50[c]	24.94[c]	.53c**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	1,166	1,051	671	1	1	1
Ratio of expenses before expense reductions (%)	1.23*	1.26	1.08	2.41	4.82	3.29*
Ratio of expenses after expense reductions (%)	1.23*	1.26	1.08	1.45	1.63	1.63*
Ratio of net investment income (loss) (%)	.84*	.49	.63	(.11)	.81	.52*
Portfolio turnover rate (%)	23**	27	38	44	282	302[d]

[a] For the period from May 1, 2012 (commencement of operations) to September 30, 2012.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Represents the Fund's portfolio turnover rate for the year ended September 30, 2012.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class R6	Six Months Ended 3/31/17 (Unaudited)	Years Ended September 30,		Period Ended 9/30/14[a]
		2016	2015
Selected Per Share Data
Net asset value, beginning of period	$ 24.46	$ 23.58	$ 24.80	$ 25.15
Income (loss) from investment operations: Net investment income (loss)[b]	.20	.30	.22	.03
Net realized and unrealized gain (loss)	2.13	2.67	.22	(.32)
Total from investment operations	2.33	2.97	.44	(.29)
Less distributions from: Net investment income	(.19)	(.27)	(.19)	(.06)
Net realized gains on investment transactions	(1.37)	(1.82)	(1.47)	—
Total distributions	(1.56)	(2.09)	(1.66)	(.06)
Net asset value, end of period	$ 25.23	$ 24.46	$ 23.58	$ 24.80
Total Return (%)	9.73**	13.12	1.91	(1.16)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	3.89		.01
Ratio of expenses (%)	.50*	.50	.52	.48*
Ratio of net investment income (loss) (%)	1.59*	1.29	.85	1.11*
Portfolio turnover rate (%)	23**	27	38	44[c]

[a] For the period from August 25, 2014 (commencement of operations) to September 30, 2014.

[b] Based on average shares outstanding during the period.

[c] Represents the Fund's portfolio turnover rate for the year ended September 30, 2014.

* Annualized

** Not annualized

Class S	Six Months Ended 3/31/17 (Unaudited)	Years Ended September 30,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 24.44	$ 23.55	$ 24.76	$ 22.30	$ 18.01	$ 14.54
Income (loss) from investment operations: Net investment income (loss)[a]	.18	.27	.26	.17	.37	.23
Net realized and unrealized gain (loss)	2.14	2.69	.19	4.00	4.30	3.47
Total from investment operations	2.32	2.96	.45	4.17	4.67	3.70
Less distributions from: Net investment income	(.18)	(.25)	(.19)	(.19)	(.38)	(.23)
Net realized gains	(1.37)	(1.82)	(1.47)	(1.52)	—	—
Total distributions	(1.55)	(2.07)	(1.66)	(1.71)	(.38)	(.23)
Net asset value, end of period	$ 25.21	$ 24.44	$ 23.55	$ 24.76	$ 22.30	$ 18.01
Total Return (%)	9.69**	13.09	1.96	19.48	26.20	25.61
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,896	2,770	2,661	2,817	2,564	2,260
Ratio of expenses (%)	.58*	.58	.59	.59	.61	.64
Ratio of net investment income (loss) (%)	1.48*	1.16	1.05	.72	1.82	1.34
Portfolio turnover rate (%)	23**	27	38	44	282	302
[a] Based on average shares outstanding during the period. * Annualized ** Not annualized

Institutional Class	Six Months Ended 3/31/17 (Unaudited)	Years Ended September 30,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 24.48	$ 23.60	$ 24.80	$ 22.33	$ 18.03	$ 14.56
Income (loss) from investment operations: Net investment income (loss)[a]	.18	.28	.27	.19	.39	.24
Net realized and unrealized gain (loss)	2.14	2.68	.21	4.00	4.31	3.48
Total from investment operations	2.32	2.96	.48	4.19	4.70	3.72
Less distributions from: Net investment income	(.18)	(.26)	(.21)	(.20)	(.40)	(.25)
Net realized gains	(1.37)	(1.82)	(1.47)	(1.52)	—	—
Total distributions	(1.55)	(2.08)	(1.68)	(1.72)	(.40)	(.25)
Net asset value, end of period	$ 25.25	$ 24.48	$ 23.60	$ 24.80	$ 22.33	$ 18.03
Total Return (%)	9.69**	13.07	2.07	19.58	26.34[b]	25.70[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	65	72	69	80	74	248
Ratio of expenses before expense reductions (%)	.57*	.56	.54	.53	.55	.55
Ratio of expenses after expense reductions (%)	.57*	.56	.54	.53	.54	.54
Ratio of net investment income (loss) (%)	1.48*	1.20	1.10	.79	1.99	1.40
Portfolio turnover rate (%)	23**	27	38	44	282	302
[a] Based on average shares outstanding during the period. [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Core Equity Fund (the "Fund") is a diversified series of Deutsche Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares automatically converted to Class A shares on February 10, 2016 and are no longer offered. Class B shares were not subject to an initial sales charge and were subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class R and Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Prior to October 24, 2016, Brown Brothers Harriman & Co. served as security lending agent for the Fund. Effective October 24, 2016, Deutsche Bank AG serves as security lending agent for the Fund. The lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended March 31, 2017, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of March 31, 2017, the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.09% annualized effective rate as of March 31, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of March 31, 2017, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax provisions for the open tax years as of March 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended March 31, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $748,904,507 and $862,204,846, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund, or delegates such responsibility to the Fund's subadvisor.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund's average daily net assets	.365%
Next $750 million of such net assets	.360%
Next $1.5 billion of such net assets	.355%
Next $5.0 billion of such net assets	.345%
Next $5.0 billion of such net assets	.335%
Next $5.0 billion of such net assets	.325%
Over $17.5 billion of such net assets	.300%

Accordingly, for the six months ended March 31, 2017, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.35% of the Fund's average daily net assets.

For the period from October 1, 2016 to September 30, 2017, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.25%
Class C	2.00%
Class R	1.50%
Class R6	1.00%
Class S	1.00%
Institutional Class	1.00%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2017, the Administration Fee was $1,630,400, of which $284,942 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2017, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at March 31, 2017
Class A	$ 89,009	$ 48,397
Class C	6,562	3,758
Class R	144	33
Class R6	112	46
Class S	833,357	445,732
Institutional Class	8,543	1,227
	$ 937,727	$ 499,193

Distribution and Service Fees. Under the Fund's Class C and Class R 12b-1 Plans, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares, respectively. For the six months ended March 31, 2017, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2017
Class C	$ 150,588	$ 26,429
Class R	1,405	252
	$ 151,993	$ 26,681

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2017, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at March 31, 2017	Annualized Rate
Class A	$ 389,336	$ 195,789.24%
Class C	49,791	24,305.25%
Class R	1,374	708.24%
	$ 440,501	$ 220,802

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2017 aggregated $13,451.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2017, the CDSC for Class C shares aggregated $2,720. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2017, DDI received $2,714 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $9,223, of which $8,044 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Effective October 24, 2016, Deutsche Bank AG serves as lending agent for the Fund. For the six months ended March 31, 2017, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $6,843.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2017.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	676,976	$ 16,631,599	1,845,449	$ 43,283,109
Class B	—	—	238*	5,401*
Class C	179,250	4,230,432	750,781	16,952,125
Class R	3,245	80,015	14,081	325,234
Class R6	96,177	2,365,016	129,064	3,102,997
Class S	3,526,099	88,189,663	4,078,349	94,930,312
Institutional Class	402,466	10,134,315	1,464,521	35,638,550
		$ 121,631,040		$ 194,237,728
Shares issued to shareholders in reinvestment of distributions
Class A	763,457	$ 18,451,575	1,114,122	$ 25,734,891
Class B	—	—	487*	10,640*
Class C	91,528	2,120,829	121,055	2,686,698
Class R	2,622	63,933	2,452	57,232
Class R6	10,527	257,284	10,227	238,701
Class S	6,582,621	160,719,894	9,293,462	216,686,376
Institutional Class	177,413	4,338,342	260,090	6,077,299
		$ 185,951,857		$ 251,491,837
Shares redeemed
Class A	(1,764,967)	$ (43,452,691)	(3,033,082)	$ (70,390,688)
Class B	—	—	(23,886)*	(545,907)*
Class C	(251,666)	(5,928,797)	(602,919)	(13,455,773)
Class R	(2,627)	(66,216)	(1,980)	(46,858)
Class R6	(45,530)	(1,135,673)	(47,745)	(1,128,468)
Class S	(8,556,052)	(212,563,798)	(12,998,919)	(306,728,831)
Institutional Class	(964,557)	(23,805,926)	(1,712,548)	(41,594,473)
		$ (286,953,101)		$ (433,890,998)
Net increase (decrease)
Class A	(324,534)	$ (8,369,517)	(73,511)	$ (1,372,688)
Class B	—	—	(23,161)*	(529,866)*
Class C	19,112	422,464	268,917	6,183,050
Class R	3,240	77,732	14,553	335,608
Class R6	61,174	1,486,627	91,546	2,213,230
Class S	1,552,668	36,345,759	372,892	4,887,857
Institutional Class	(384,678)	(9,333,269)	12,063	121,376
		$ 20,629,796		$ 11,838,567

* For the period from October 1, 2015 to February 10, 2016 (see Note A).

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2016 to March 31, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2017 (Unaudited)
Actual Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 3/31/17	$ 1,095.30	$ 1,090.90	$ 1,093.30	$ 1,097.30	$ 1,096.90	$ 1,096.90
Expenses Paid per $1,000*	$ 4.54	$ 8.50	$ 6.42	$ 2.61	$ 3.03	$ 2.98
Hypothetical 5% Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 3/31/17	$ 1,020.59	$ 1,016.80	$ 1,018.80	$ 1,022.44	$ 1,022.04	$ 1,022.09
Expenses Paid per $1,000*	$ 4.38	$ 8.20	$ 6.19	$ 2.52	$ 2.92	$ 2.87

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Deutsche Core Equity Fund	.87%	1.63%	1.23%	.50%	.58%	.57%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Core Equity Fund’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, the Fund’s performance (Class A shares) was in the 1st quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2015.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2015, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Broadridge Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SUWAX	SUWCX	SCDGX	SUWIX
CUSIP Number	25157M 729	25157M 661	25157M 679	25157M 687
Fund Number	464	764	2064	550

For shareholders of Class R and Class R6
Automated Information Line	Deutsche AM Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

deutschefunds.com

Click "Retirement Plans" to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	Deutsche AM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R	Class R6
Nasdaq Symbol	SUWTX	SUWZX
CUSIP Number	25157M 646	25157M 612
Fund Number	1564	1664

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 09/2016

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Equity Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	5/30/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	5/30/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	5/30/2017